Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	$ (1,244)	$ (1,091)	$ (1,165)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(143)	(29)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(11)	(7)
Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	(6)
Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(3)
Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	8
Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(1)
Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	(6)
Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(140)	(65)
Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	(10)
Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	7
Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(76)	(33)
Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(56)	(23)
Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(10)	(6)
Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	35	13
Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	(12)
Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	13
Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	15	32
Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	44	(6)
Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(34)	(15)
Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(15)	(8)
Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(3)
Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(27)	30
Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(10)	104
Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	580
Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(23)
Stage 1 and 2 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	21
Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	23
Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(15)
Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(31)
Twelve-month expected credit losses | Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(308)	(260)	(282)
Twelve-month expected credit losses | Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(30)	20
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(27)	(21)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(6)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	(5)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(2)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	20
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	3
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	16
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	2
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	1
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	2
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	5
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	3
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	13	(11)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(10)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	5
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	3
Twelve-month expected credit losses | Stage 1 and 2 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(18)	29
Twelve-month expected credit losses | Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(18)	3
Lifetime expected credit losses | Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(272)	(267)	(220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(89)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(26)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(66)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(33)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(49)
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	9	16
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	0
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	2
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	11
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	3
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	2
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(39)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	(12)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	8
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(28)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(4)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	(27)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	(18)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	10
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	10	2
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(9)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(14)	(12)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(15)	(8)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	1
Lifetime expected credit losses | Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(13)	1
Lifetime expected credit losses | Stage 3 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(664)	(564)	$ (662)
Lifetime expected credit losses | Stage 3 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(120)	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(2)
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(2)
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(142)	(46)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(76)	(21)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(55)	(22)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(11)	(3)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	48
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	1
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	41
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	44	14
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(18)	(8)
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(6)
Lifetime expected credit losses | Stage 3 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	$ 21	$ 99